Shareholder Report, Average Annual Return (Details)	6 Months Ended	9 Months Ended		12 Months Ended	52 Months Ended		60 Months Ended	102 Months Ended		108 Months Ended		120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Diamond Hill Small Cap Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Small Cap Fund - Investor
Average Annual Return, Percent	(1.35%)			7.83%			15.61%					6.46%
Diamond Hill Small Cap Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Small Cap Fund - Class I
Average Annual Return, Percent	(1.17%)			8.16%			15.94%					6.77%
Diamond Hill Small Cap Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Small Cap Fund - Class Y
Average Annual Return, Percent	(1.13%)			8.30%			16.09%					6.90%
Diamond Hill Small-Mid Cap Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Small-Mid Cap Fund - Investor
Average Annual Return, Percent	0.94%			8.20%			12.26%					6.48%
Diamond Hill Small-Mid Cap Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Small-Mid Cap Fund - Class I
Average Annual Return, Percent	1.09%			8.53%			12.58%					6.79%
Diamond Hill Small-Mid Cap Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Small-Mid Cap Fund - Class Y
Average Annual Return, Percent	1.17%			8.65%			12.72%					6.92%
Diamond Hill Mid Cap Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Mid Cap Fund - Investor
Average Annual Return, Percent	4.86%			10.99%			13.15%					6.99%
Diamond Hill Mid Cap Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Mid Cap Fund - Class I
Average Annual Return, Percent	4.99%			11.32%			13.49%					7.31%
Diamond Hill Mid Cap Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Mid Cap Fund - Class Y
Average Annual Return, Percent	5.15%			11.48%			13.63%					7.44%
Diamond Hill Large Cap Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Large Cap Fund - Investor
Average Annual Return, Percent	4.10%			9.67%			12.46%					9.40%
Diamond Hill Large Cap Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Large Cap Fund - Class I
Average Annual Return, Percent	4.27%			9.99%			12.79%					9.72%
Diamond Hill Large Cap Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Large Cap Fund - Class Y
Average Annual Return, Percent	4.33%			10.13%			12.93%					9.84%
Diamond Hill Large Cap Concentrated Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						DH Large Cap Concentrated Fund - Investor
Average Annual Return, Percent	7.75%			13.66%	9.87%
Diamond Hill Large Cap Concentrated Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name						DH Large Cap Concentrated Fund - Class I
Average Annual Return, Percent	7.94%			14.10%	10.21%
Diamond Hill Large Cap Concentrated Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name						DH Large Cap Concentrated Fund - Class Y
Average Annual Return, Percent	8.01%			14.19%	10.32%
Diamond Hill Select Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Select Fund - Investor
Average Annual Return, Percent	3.54%			9.46%			18.40%					10.19%
Diamond Hill Select Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Select Fund - Class I
Average Annual Return, Percent	3.65%			9.73%			18.75%					10.51%
Diamond Hill Select Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Select Fund - Class Y
Average Annual Return, Percent	3.76%			9.93%			18.90%					10.64%
Diamond Hill Long-Short Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Long-Short Fund - Investor
Average Annual Return, Percent	8.66%			8.55%			10.75%					6.46%
Diamond Hill Long-Short Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Long-Short Fund - Class I
Average Annual Return, Percent	8.84%			8.89%			11.08%					6.78%
Diamond Hill Long-Short Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name												DH Long-Short Fund - Class Y
Average Annual Return, Percent	8.89%			9.02%			11.21%					6.90%
Diamond Hill International Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name								DH International Fund - Investor
Average Annual Return, Percent	15.83%			13.04%			11.71%		9.04%
Diamond Hill International Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name								DH International Fund - Class I
Average Annual Return, Percent	16.03%			13.45%			12.05%		9.36%
Diamond Hill International Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name								DH International Fund - Class Y
Average Annual Return, Percent	16.12%			13.60%			12.17%		9.48%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name											DH Short Duration Securitized Bond Fund - Investor
Average Annual Return, Percent	3.59%			8.33%			5.08%			3.88%
Diamond Hill Short Duration Securitized Bond Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name											DH Short Duration Securitized Bond Fund - Class I
Average Annual Return, Percent	3.83%			8.61%			5.41%			4.19%
Diamond Hill Short Duration Securitized Bond Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name											DH Short Duration Securitized Bond Fund - Class Y
Average Annual Return, Percent	3.79%			8.74%			5.52%			4.31%
Diamond Hill Core Bond Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name											DH Core Bond Fund - Investor
Average Annual Return, Percent	4.05%			6.58%			0.08%			1.85%
Diamond Hill Core Bond Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name											DH Core Bond Fund - Class I
Average Annual Return, Percent	4.16%			6.88%			0.35%			2.13%
Diamond Hill Core Bond Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name											DH Core Bond Fund - Class Y
Average Annual Return, Percent	4.32%			6.99%			0.47%			2.25%
Diamond Hill Core Plus Bond Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DH Core Plus Bond Fund - Investor
Average Annual Return, Percent	4.23%		3.50%
Diamond Hill Core Plus Bond Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DH Core Plus Bond Fund - Class I
Average Annual Return, Percent	4.31%		3.66%
Diamond Hill Core Plus Bond Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DH Core Plus Bond Fund - Class Y
Average Annual Return, Percent	4.47%		3.83%
Diamond Hill Small Cap Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill Small Cap Fund | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill Small Cap Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill Small-Mid Cap Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill Small-Mid Cap Fund | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill Small-Mid Cap Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill Mid Cap Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill Mid Cap Fund | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill Mid Cap Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill Large Cap Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill Large Cap Fund | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill Large Cap Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%	11.95%
Diamond Hill Large Cap Concentrated Fund | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%	11.95%
Diamond Hill Large Cap Concentrated Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%	11.95%
Diamond Hill Select Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill Select Fund | Class I Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill Select Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill Long-Short Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill Long-Short Fund | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill Long-Short Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Average Annual Return, Percent	5.75%			15.30%			15.96%					12.96%
Diamond Hill International Fund | Investor Class | MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex USA Index
Average Annual Return, Percent	17.90%			17.72%			10.13%		7.92%
Diamond Hill International Fund | Class I | MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex USA Index
Average Annual Return, Percent	17.90%			17.72%			10.13%		7.92%
Diamond Hill International Fund | Class Y | MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex USA Index
Average Annual Return, Percent	17.90%			17.72%			10.13%		7.92%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.02%			6.08%			(0.73%)			1.22%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.02%			6.08%			(0.73%)			1.22%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.02%			6.08%			(0.73%)			1.22%
Diamond Hill Core Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.02%			6.08%			(0.73%)			1.22%
Diamond Hill Core Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.02%			6.08%			(0.73%)			1.22%
Diamond Hill Core Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.02%			6.08%			(0.73%)			1.22%
Diamond Hill Core Plus Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.02%		2.00%
Diamond Hill Core Plus Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.02%		2.00%
Diamond Hill Core Plus Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.02%		2.00%
Diamond Hill Small Cap Fund | Investor Class | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 2000 Index
Average Annual Return, Percent	(1.79%)			7.68%			10.04%					7.12%
Diamond Hill Small Cap Fund | Class I | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 2000 Index
Average Annual Return, Percent	(1.79%)			7.68%			10.04%					7.12%
Diamond Hill Small Cap Fund | Class Y | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 2000 Index
Average Annual Return, Percent	(1.79%)			7.68%			10.04%					7.12%
Diamond Hill Small-Mid Cap Fund | Investor Class | Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 2500 Index
Average Annual Return, Percent	0.44%			9.91%			11.44%					8.39%
Diamond Hill Small-Mid Cap Fund | Class I | Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 2500 Index
Average Annual Return, Percent	0.44%			9.91%			11.44%					8.39%
Diamond Hill Small-Mid Cap Fund | Class Y | Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 2500 Index
Average Annual Return, Percent	0.44%			9.91%			11.44%					8.39%
Diamond Hill Mid Cap Fund | Investor Class | Russell Midcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell Midcap Index
Average Annual Return, Percent	4.84%			15.21%			13.11%					9.89%
Diamond Hill Mid Cap Fund | Class I | Russell Midcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell Midcap Index
Average Annual Return, Percent	4.84%			15.21%			13.11%					9.89%
Diamond Hill Mid Cap Fund | Class Y | Russell Midcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell Midcap Index
Average Annual Return, Percent	4.84%			15.21%			13.11%					9.89%
Diamond Hill Large Cap Fund | Investor Class | Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Average Annual Return, Percent	6.00%			13.70%			13.93%					9.19%
Diamond Hill Large Cap Fund | Investor Class | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Index
Average Annual Return, Percent	6.12%			15.66%			16.30%					13.35%
Diamond Hill Large Cap Fund | Class I | Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Average Annual Return, Percent	6.00%			13.70%			13.93%					9.19%
Diamond Hill Large Cap Fund | Class I | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Index
Average Annual Return, Percent	6.12%			15.66%			16.30%					13.35%
Diamond Hill Large Cap Fund | Class Y | Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Average Annual Return, Percent	6.00%			13.70%			13.93%					9.19%
Diamond Hill Large Cap Fund | Class Y | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Index
Average Annual Return, Percent	6.12%			15.66%			16.30%					13.35%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000 Value Index
Average Annual Return, Percent	6.00%			13.70%	9.61%
Diamond Hill Large Cap Concentrated Fund | Investor Class | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000 Index
Average Annual Return, Percent	6.12%			15.66%	12.65%
Diamond Hill Large Cap Concentrated Fund | Class I | Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000 Value Index
Average Annual Return, Percent	6.00%			13.70%	9.61%
Diamond Hill Large Cap Concentrated Fund | Class I | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000 Index
Average Annual Return, Percent	6.12%			15.66%	12.65%
Diamond Hill Large Cap Concentrated Fund | Class Y | Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000 Value Index
Average Annual Return, Percent	6.00%			13.70%	9.61%
Diamond Hill Large Cap Concentrated Fund | Class Y | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000 Index
Average Annual Return, Percent	6.12%			15.66%	12.65%
Diamond Hill Long-Short Fund | Investor Class | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Index
Average Annual Return, Percent	6.12%			15.66%			16.30%					13.35%
Diamond Hill Long-Short Fund | Investor Class | 60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index
Average Annual Return, Percent	4.64%			11.38%			11.08%					8.99%
Diamond Hill Long-Short Fund | Class I | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Index
Average Annual Return, Percent	6.12%			15.66%			16.30%					13.35%
Diamond Hill Long-Short Fund | Class I | 60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index
Average Annual Return, Percent	4.64%			11.38%			11.08%					8.99%
Diamond Hill Long-Short Fund | Class Y | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Russell 1000 Index
Average Annual Return, Percent	6.12%			15.66%			16.30%					13.35%
Diamond Hill Long-Short Fund | Class Y | 60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name												60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index
Average Annual Return, Percent	4.64%			11.38%			11.08%					8.99%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Bloomberg US 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg US 1-3 Year Government/Credit Index
Average Annual Return, Percent	2.92%			5.94%			1.58%			1.87%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Bloomberg US 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg US 1-3 Year Government/Credit Index
Average Annual Return, Percent	2.92%			5.94%			1.58%			1.87%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Bloomberg US 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Bloomberg US 1-3 Year Government/Credit Index
Average Annual Return, Percent	2.92%			5.94%			1.58%			1.87%